Commitments (Tables)	12 Months Ended
Dec. 31, 2019
Commitments And Contingencies Disclosure [Abstract]
Schedule of future minimum lease payments, net of receipts due under terms of subleases under all operating leases

Future minimum lease payments, net of receipts due under the terms of subleases, under all operating leases at December 31, 2019 are as follows:

(in thousands)	Future Lease Payments
2020	635
2021	79
$714